UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811- 7123

Advantage Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	8 / 31
Date of reporting period:	5 / 31 / 2010

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q Form will be filed for these series as appropriate.

Dreyfus Emerging Leaders Fund
Dreyfus International Value Fund
Dreyfus Midcap Value Fund
Dreyfus Opportunistic Small Cap Fund
Dreyfus Strategic Value Fund
Dreyfus Structured Midcap Fund
Dreyfus Technology Growth Fund

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Leaders Fund
May 31, 2010 (Unaudited)

Common Stocks--99.2%	Shares	Value ($)
Commercial & Professional Services--5.5%
CDI	40,850	652,374
Forrester Research	33,610 a	1,054,346
HNI	24,670 b	756,382
Interpublic Group of Cos.	325,250 a,b	2,715,838
Kelly Services, Cl. A	36,110 a,b	526,845
Office Depot	106,900 a,b	620,020
SFN Group	74,540 a	570,976
Steelcase, Cl. A	110,610 b	926,912
		7,823,693
Consumer Durables--9.0%
American Axle & Manufacturing
Holdings	179,710 a,b	1,611,999
ArvinMeritor	267,010 a,b	3,882,325
Callaway Golf	84,890 b	714,774
Dana Holding	161,940 a	1,758,668
Furniture Brands International	192,050 a	1,503,752
Modine Manufacturing	69,360 a	805,963
Navistar International	17,010 a	921,602
WABCO Holdings	50,970 a	1,549,488
		12,748,571
Consumer Non-Durables--1.1%
Nash Finch	41,840 b	1,510,842
Consumer Services--5.3%
Belo, Cl. A	323,310	2,350,464
Brinker International	95,770	1,702,791
CBS, Cl. B	61,540	896,022
New York Times, Cl. A	78,210 a,b	725,789
Orient-Express Hotels, Cl. A	181,710 a	1,833,454
		7,508,520
Energy Minerals--4.0%
Comstock Resources	41,040 a	1,224,634
Gulfport Energy	56,190 a	737,775
Key Energy Services	156,120 a,b	1,492,507
Matrix Service	59,330 a	583,807
PetroHawk Energy	20,420 a	392,677
Resolute Energy	95,180 a,b	1,198,316
		5,629,716
Finance--15.5%
BioMed Realty Trust	21,650 b,c	368,266
CB Richard Ellis Group, Cl. A	136,250 a	2,156,837
Chimera Investment	279,740	1,102,176
FBR Capital Markets	401,410 a,b	1,625,710
First Midwest Bancorp	53,960	748,425
Glacier Bancorp	94,500	1,498,770
Janus Capital Group	160,000	1,705,600
Jones Lang LaSalle	15,960	1,190,935
PacWest Bancorp	35,720 b	744,405
Pinnacle Financial Partners	45,740 a,b	625,266
Portfolio Recovery Associates	49,440 a,b	3,384,662
PrivateBancorp	127,700	1,692,025
TradeStation Group	232,520 a,b	1,653,217
United Community Banks	156,340 a,b	724,636
Waddell & Reed Financial, Cl. A	45,320	1,215,029
Wilmington Trust	99,780 b	1,504,682
		21,940,641
Health Care Technology--8.6%
Abraxis Bioscience	34,550 a,b	1,535,747
Amedisys	49,720 a,b	2,472,078
Emergent Biosolutions	215,660 a	3,396,645
King Pharmaceuticals	277,320 a	2,404,364
Pain Therapeutics	238,780 a,b	1,394,475
Vanda Pharmaceuticals	134,060 a,b	979,979

		12,183,288
Industrial Services--8.0%
Granite Construction	31,380 b	930,417
Kaman	51,310	1,256,582
Lennox International	37,360 b	1,671,860
Quanex Building Products	39,930	795,805
Simpson Manufacturing	82,940	2,423,507
Sterling Construction	67,960 a,b	1,117,262
UAL	59,590 a,b	1,192,396
US Airways Group	95,940 a,b	847,150
Wabash National	154,530 a,b	1,106,435
		11,341,414
Process Industries--1.4%
Cabot	43,351	1,214,262
Mohawk Industries	13,540 a,b	760,406
		1,974,668
Producer Manufacturing--4.5%
Actuant, Cl. A	135,790 b	2,745,674
Altra Holdings	106,490 a	1,328,995
Columbus McKinnon	49,090 a	804,094
FreightCar America	17,840 b	478,469
Griffon	33,770 a,b	409,968
Myers Industries	72,290 b	649,164
		6,416,364
Retail Trade--8.0%
AFC Enterprises	29,480 a,b	308,361
AnnTaylor Stores	50,440 a	1,092,026
Bebe Stores	164,220	1,124,907
Crocs	151,360 a,b	1,566,576
Liz Claiborne	337,960 a,b	2,071,695
OfficeMax	96,070 a	1,712,928
Saks	322,810 a,b	2,963,396
Wet Seal, Cl. A	108,280 a	443,948
		11,283,837
Technology Services--15.4%
Brocade Communications Systems	88,050 a	479,872
Cadence Design Systems	173,390 a	1,161,713
DealerTrack Holdings	147,760 a,b	2,368,593
Emulex	42,770 a	448,230
Encore Wire	51,240	1,011,990
Lawson Software	119,660 a,b	986,597
Micros Systems	70,690 a,b	2,417,598
Microsemi	88,010 a,b	1,362,395
Omnicell	52,920 a	693,252
Rovi	68,840 a	2,570,486
ScanSource	102,140 a,b	2,633,169
Take-Two Interactive Software	91,370 a,b	1,057,151
Vishay Intertechnology	385,510 a,b	3,488,866
Websense	56,370 a,b	1,179,260
		21,859,172
Telecommunication Services--2.9%
Cbeyond	94,950 a,b	1,484,068
Leap Wireless International	27,030 a,b	441,400
PAETEC Holding	509,100 a,b	2,153,493
		4,078,961
Transportation--4.8%
Con-way	88,950	3,026,079
Old Dominion Freight Line	51,090 a,b	1,820,848
Saia	63,410 a	949,248
UTi Worldwide	65,850	951,532
		6,747,707
Utilities--5.2%
Great Plains Energy	90,830 b	1,594,067
PNM Resources	208,320	2,570,669
Portland General Electric	171,880 b	3,250,251
		7,414,987
Total Common Stocks
(cost $134,225,352)		140,462,381
Investment of Cash Collateral for

Securities Loaned--18.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $25,577,551)	25,577,551 [d]	25,577,551
Total Investments (cost $159,802,903)	117.2%	166,039,932
Liabilities, Less Cash and Receivables	(17.2%)	(24,413,411)
Net Assets	100.0%	141,626,521

a Non-income producing security.
b Security, or portion thereof, on loan. At May 31, 2010, the total market value of the fund's securities on loan is $24,504,876 and the total market value of the collateral held by the fund is $25,577,551.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At May 31, 2010, the aggregate cost of investment securities for income tax purposes was $159,802,903. Net unrealized appreciation on investments was $6,237,029 of which $12,144,190 related to appreciated investment securities and
$5,907,161 related to depreciated investment securities.

100-950-50

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1- unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments) .
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	138,628,927	-	-	138,628,927
Equity Securities - Foreign+	1,833,454	-	-	1,833,454
Mutual Funds	25,577,551	-	-	25,577,551
+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the funds may lend securities to qualified institutions. It is the funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit. The funds are entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended May 31, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus International Value Fund
May 31, 2010 (Unaudited)

Common Stocks--95.8%	Shares	Value ($)
Australia--5.2%
BlueScope Steel	357,720	691,586
Foster's Group	505,180	2,355,099
Incitec Pivot	134,093	337,993
Insurance Australia Group	632,147	1,946,077
National Australia Bank	117,710	2,458,116
Nufarm	406,372	2,052,090
Primary Health Care	409,480	1,277,780
QBE Insurance Group	32,500	536,414
		11,655,155
Brazil--.7%
Petroleo Brasileiro, ADR	22,840	813,561
Tele Norte Leste Participacoes, ADR	54,370	840,016
		1,653,577
China--.9%
China Railway Construction, Cl. H	663,000	760,049
PetroChina, ADR	11,401	1,223,327
		1,983,376
Finland--2.5%
Nokia	458,000	4,664,867
UPM-Kymmene	64,883	832,037
		5,496,904
France--12.0%
Alstom	39,510	1,884,592
Carrefour	48,610	2,016,817
Credit Agricole	104,546	1,143,732
Danone	34,400	1,771,079
France Telecom	104,945	2,007,078
GDF Suez	72,965	2,290,845
Lagardere	30,450	974,146
Peugeot	28,890 a	692,913
Sanofi-Aventis	70,200	4,222,424

Societe Generale	57,802	2,521,611
Total	107,340	5,023,206
Vivendi	99,902	2,174,821
		26,723,264
Germany--6.4%
Allianz	13,820	1,382,678
Bayer	31,880	1,783,739
Daimler	31,966 a	1,580,844
Deutsche Lufthansa	72,110 a	958,340
Deutsche Telekom	131,420	1,476,278
E.ON	76,450	2,329,900
Muenchener Rueckversicherungs	14,720	1,866,870
RWE	18,504	1,334,268
Siemens	16,510	1,488,108
		14,201,025
Greece--.2%
Public Power	32,350 a	507,342
Hong Kong--4.1%
BOC Hong Kong Holdings	253,100	566,477
China Mobile, ADR	24,090	1,121,871
Denway Motors	1,066,000	424,347
Esprit Holdings	277,356	1,567,969
Hang Seng Bank	256,800	3,441,290
Hutchison Whampoa	316,200	1,967,687
NWS Holdings	40,000	69,267
		9,158,908
Israel--.4%
Teva Pharmaceutical Industries, ADR	14,650	803,113
Italy--3.2%
Banco Popolare	94,310	519,347
Buzzi Unicem	76,910	853,192
ENI	52,545	989,773
Finmeccanica	215,256	2,243,956
Saras	832,430 a	1,673,236
Unipol Gruppo Finanziario	1,107,934	938,121
		7,217,625
Japan--23.8%

Astellas Pharma	34,200	1,078,867
Bridgestone	103,500	1,671,675
Chuo Mitsui Trust Holdings	713,560	2,510,301
Credit Saison	68,100	770,159
Daiwa House Industry	184,600	1,770,899
East Japan Railway	37,100	2,355,626
INPEX	125	780,500
JS Group	39,400	755,802
Kao	27,000	573,609
KDDI	516	2,355,607
Matsumotokiyoshi Holdings	63,400	1,271,002
Medipal Holdings	26,800	307,833
Mitsubishi Chemical Holdings	242,000	1,134,643
Mitsubishi Gas Chemical	243,000	1,315,308
Mitsubishi UFJ Financial Group	681,700	3,311,477
Murata Manufacturing	12,170	592,670
NEC	322,000	891,772
Nintendo	1,870	543,183
Nippon Express	206,000	904,537
Nomura Holdings	254,500	1,581,670
Panasonic	126,700	1,611,665
Rengo	241,000	1,400,768
Ricoh	50,800	726,157
Ryohin Keikaku	32,100	1,309,438
Sankyo	28,400	1,228,115
Secom	43,400	1,865,422
Seven & I Holdings	162,300	3,724,706
Shimachu	46,600	872,583
Shimizu	346,000	1,181,750
Shin-Etsu Chemical	22,620	1,140,515
Sumitomo	111,500	1,209,256
Sumitomo Mitsui Financial Group	97,500	2,898,138
Tokyo Electron	9,100	532,129
Tokyo Gas	141,220	616,103
Tokyo Steel Manufacturing	158,100	1,745,053
Toyoda Gosei	45,100	1,150,121
Toyota Motor	74,500	2,729,768

Ushio	64,300	997,097
		53,415,924
Malaysia--.4%
Malayan Banking	370,248	803,339
Netherlands--3.0%
Aegon	236,545 a	1,347,166
European Aeronautic Defence and Space	109,030	2,152,102
Royal Dutch Shell, Cl. A	118,678	3,108,580
		6,607,848
Norway--.4%
Norsk Hydro	129,000	783,560
Russia--.3%
Gazprom, ADR	37,170	767,561
Singapore--2.3%
DBS Group Holdings	385,255	3,779,574
United Overseas Bank	108,000	1,396,080
		5,175,654
South Africa--.7%
MTN Group	113,250	1,587,526
South Korea--1.7%
KB Financial Group, ADR	22,144	885,317
Korea Electric Power, ADR	54,804 a	738,758
KT, ADR	24,800	461,528
Samsung Electronics	1,586	1,025,152
SK Telecom, ADR	46,110	717,011
		3,827,766
Spain--2.0%
Gamesa Tecnologica	142,460	1,380,720
Grifols	153,920	1,754,148
Iberdrola	201,355	1,349,121
		4,483,989
Sweden--1.4%
Investor, Cl. B	88,870	1,434,090
Telefonaktiebolaget LM Ericsson, Cl. B	177,650	1,793,119
		3,227,209
Switzerland--5.2%
Clariant	64,522 a	754,204

Lonza Group	10,370	681,225
Nestle	21,100	955,616
Novartis	111,896	5,077,406
Roche Holding	17,570	2,414,511
UBS	129,298 a	1,721,073
		11,604,035
Taiwan--.4%
United Microelectronics	1,909,000 a	850,281
United Kingdom--18.6%
Anglo American	76,027 a	2,925,680
BAE Systems	351,709	1,641,332
BP	568,052	4,064,732
Centrica	599,324	2,381,730
Drax Group	310,760	1,508,208
GlaxoSmithKline	235,014	3,932,251
Home Retail Group	326,260	1,188,991
HSBC Holdings	600,603	5,452,842
J Sainsbury	205,050	960,769
Lonmin	8,610 a	209,681
QinetiQ Group	531,950	996,219
Reed Elsevier	173,941	1,211,442
Resolution	1,856,764	1,670,172
Rexam	320,870	1,458,901
Royal Dutch Shell, Cl. A	134,507	3,546,057
Unilever	132,278	3,573,375
Vodafone Group	2,005,408	4,006,524
Wellstream Holdings	97,010	759,677
		41,488,583
Total Common Stocks
(cost $251,978,192)		214,023,564

Other Investment--.8%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,775,000)	1,775,000 [b]	1,775,000

Total Investments (cost $253,753,192)	96.6%	215,798,564

Cash and Receivables (Net)	3.4%	7,678,114
Net Assets	100.0%	223,476,678

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At May 31, 2010, the aggregate cost of investment securities for income tax purposes was $253,753,192.

Net unrealized depreciation on investments was $37,954,628 of which $6,102,956 related to appreciated investment securities and $44,057,584 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	21.9
Industrial	11.1
Health Care	10.4
Energy	10.2
Consumer Discretionary	9.1
Materials	7.9
Consumer Staples	7.7
Telecommunication Services	6.5
Utilities	5.8
Information Technology	5.2
Money Market Investment	.8
96.6
† Based on net assets.

See notes to financial statements.

At May 31, 2010, the fund held the following forward foreign currency exchange contracts:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost	Value ($)	(Depreciation) ($)
Purchases:
Euro,
Expiring 6/1/2010	348,053	429,358	427,111	(2,247)
Japanese Yen,
Expiring 6/1/2010	3,909,036	42,985	42,999	14
Sales:		Proceeds ($)
Swiss Franc,
Expiring 6/1/2010	1,201,091	1,030,803	1,036,138	(5,335)
Swiss Franc,
Expiring 6/1/2010	218,900	189,524	188,837	687
Japanese Yen,
Expiring 6/1/2010	20,198,611	222,795	222,182	613
South African Rand,
Expiring 6/1/2010	3,116,979	405,171	410,075	(4,904)

Gross Unrealized Appreciation				1,314
Gross Unrealized Depreciation				(12,486)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2010 in valuing the fund's investments:

			Level 3 -
			Significant
	Level 1 -Unadjusted Level 2 - Other Significant		Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	132,725,320	81,298,244 ++	-	214,023,564
Mutual Funds	1,775,000	-	-	1,775,000
Other Financial Instruments:+++
Forward Foreign Currency Exchange Contracts	-	1,314	-	1,314
Liabilities ($)
Other Financial Instruments:+++
Forward Foreign Currency Exchange Contracts	-	(12,486)	-	(12,486)
+ See Statement of Investments for country and industry classification.
++To adjust for the market difference between local market close and the calculation of the net asset value, the fund may utilize fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.
+++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts.

For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S.

dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Midcap Value Fund
May 31, 2010 (Unaudited)

Common Stocks--98.9%	Shares	Value ($)
Consumer Discretionary--21.4%
Abercrombie & Fitch, Cl. A	404,810	14,504,342
Apollo Group, Cl. A	266,720 a	14,178,835
Brinker International	190,290	3,383,356
CBS, Cl. B	1,155,360 b	16,822,042
Dana Holding	2,439,477 a	26,492,720
Darden Restaurants	154,580	6,631,482
Federal Mogul	601,999 a	10,390,503
Gannett	546,668	8,495,221
Goodyear Tire & Rubber	379,960	4,521,524
Interpublic Group of Cos.	2,971,010	24,807,933
Liberty Media-Starz, Ser. A	188,170 a	9,845,054
MGM Mirage	890,860 a,b	11,100,116
Mohawk Industries	544,012 a,b	30,551,714
NetFlix	84,830 a,b	9,428,855
Newell Rubbermaid	1,674,820 b	27,902,501
News, Cl. A	1,238,650	16,350,180
Omnicom Group	165,740	6,289,833
Sherwin-Williams	170,300	13,050,089
Staples	346,050	7,446,996
Viacom, Cl. B	291,450 a	9,795,635
		271,988,931
Consumer Staples--.5%
SYSCO	224,970	6,706,356
Energy--7.2%
Alpha Natural Resources	293,140 a	11,247,782
Baker Hughes	343,150 b	13,087,741
Cameron International	612,810 a	22,183,722
Concho Resources	543,530 a,b	28,290,736
PetroHawk Energy	485,790 a	9,341,742
Range Resources	95,230 b	4,280,588
Southwestern Energy	64,570 a	2,428,478
		90,860,789
Financial--12.5%
ACE	124,660	6,128,286
BioMed Realty Trust	383,340 b,c	6,520,613
CB Richard Ellis Group, Cl. A	2,097,672 a,b	33,206,148
Huntington Bancshares	4,285,100	26,396,216
Janus Capital Group	1,310,130 b	13,965,986
Jones Lang LaSalle	183,290	13,677,100
Marshall & Ilsley	1,259,030	10,261,095
Och-Ziff Capital Management Group,
Cl. A	694,680	9,975,605
TD Ameritrade Holding	1,923,080 a	34,096,208
TFS Financial	348,945	4,620,032
		158,847,289

Health Care--9.2%
Amedisys	139,050 a,b	6,913,565
Cooper	389,300 b	14,349,598
Forest Laboratories	528,430 a	13,675,768
Genzyme	416,210 a	20,248,617
King Pharmaceuticals	1,452,130 a	12,589,967
St. Jude Medical	414,440 a	15,475,190
Thermo Fisher Scientific	298,150 a	15,521,689
Warner Chilcott, Cl. A	764,370 a	17,672,234
		116,446,628
Industrial--24.3%
Actuant, Cl. A	682,340	13,796,915
AMR	1,783,590 a	13,680,135
Avery Dennison	864,718	29,556,061
C.H. Robinson Worldwide	311,580 b	18,105,914
Con-way	392,940	13,367,819
Granite Construction	300,310 b	8,904,191
Heartland Express	556,740 b	8,654,523
Herman Miller	4,440	85,381
Kennametal	424,040	11,962,168
L-3 Communications Holdings	121,060	10,003,188
Lennox International	314,460 b	14,072,085
Masco	959,470 b	12,808,925
McDermott International	640,670 a	14,210,061
Navistar International	795,430 a	43,096,397
Pitney Bowes	273,650	6,195,436
Robert Half International	866,610 b	21,916,567
Simpson Manufacturing	374,300	10,937,046
Terex	302,390 a	6,580,006
Textron	1,493,504 b	30,870,728
Timken	479,140	13,794,440
UTi Worldwide	424,560	6,134,892
		308,732,878
Information Technology--12.2%
Broadcom, Cl. A	236,890	8,177,443
Brocade Communications Systems	699,260 a	3,810,966
Cadence Design Systems	942,330 a,b	6,313,611
Hewitt Associates, Cl. A	346,800 a	12,918,300
Maxim Integrated Products	209,440 b	3,719,654
Micros Systems	254,240 a,b	8,695,008
Rovi	725,410 a	27,086,809
SAIC	585,660 a	10,067,495
Synopsys	741,080 a	15,873,934
Tyco Electronics	880,590	25,378,604
Vishay Intertechnology	1,056,520 a	9,561,506
Websense	242,066 a	5,064,020
Western Digital	288,060 a	10,027,369
Yahoo!	533,040 a	8,176,834
		154,871,553
Materials--.6%
Cabot	90,652	2,539,163
International Paper	244,839	5,687,610

		8,226,773
Telecommunication Services--3.4%
Frontier Communications	2,556,710 b	20,325,845
Leap Wireless International	1,377,904 a,b	22,501,172
		42,827,017
Utilities--7.6%
Ameren	1,370,330	33,792,338
Great Plains Energy	1,963,963	34,467,551
PNM Resources	795,920	9,821,653
Portland General Electric	1,007,034	19,043,013
		97,124,555
Total Common Stocks
(cost $1,126,496,679)		1,256,632,769

Other Investment--.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,906,000)	1,906,000 [d]	1,906,000
Investment of Cash Collateral for
Securities Loaned--8.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $110,114,639)	110,114,639 [d]	110,114,639

Total Investments (cost $1,238,517,318)	107.7%	1,368,653,408
Liabilities, Less Cash and Receivables	(7.7%)	(98,422,616)
Net Assets	100.0%	1,270,230,792

a Non-income producing security.
b Security, or portion thereof, on loan. At May 31, 2010, the total market value of the fund's securities on loan is
$113,279,260 and the total market value of the collateral held by the fund is $118,891,697, consisting of $110,114,639 of cash collateral and U.S. Government and agencies securities valued at $8,777,058.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At May 31, 2010, the aggregate cost of investment securities for income tax purposes was $1,238,517,318. Net unrealized appreciation on investments was $130,136,090 of which $164,704,728 related to appreciated investment securities and $34,568,638 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2010 in valuing the fund's investments:

			Level 3 -
			Significant
	Level 1 -Unadjusted Level 2 - Other Significant		Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	1,250,497,877	-	-	1,250,497,877
Equity Securities - Foreign+	6,134,892	-	-	6,134,892
Mutual Funds	112,020,639	-	-	112,020,639
+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended May 31, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Small Cap Fund
May 31, 2010 (Unaudited)

Common Stocks--97.7%	Shares	Value ($)
Consumer Discretionary--25.5%
AFC Enterprises	387,795	4,056,336
American Axle & Manufacturing
Holdings	562,520 a	5,045,804
AnnTaylor Stores	211,850 a,b	4,586,552
ArvinMeritor	1,004,200 a	14,601,068
Bebe Stores	703,020	4,815,687
Belo, Cl. A	1,383,330	10,056,809
Brinker International	381,560	6,784,137
Callaway Golf	348,710 b	2,936,138
CBS, Cl. B	284,280	4,139,117
Crocs	677,680 a,b	7,013,988
Dana Holding	704,880 a	7,654,997
Furniture Brands International	1,200,583 a,b	9,400,565
Interpublic Group of Cos.	1,382,700 a	11,545,545
Liz Claiborne	1,423,950 a,b	8,728,813
Modine Manufacturing	300,010 a	3,486,116
Mohawk Industries	62,370 a	3,502,699
New York Times, Cl. A	351,033 a	3,257,586
Office Depot	445,460 a	2,583,668
OfficeMax	387,390 a,b	6,907,164
Orient-Express Hotels, Cl. A	772,880 a	7,798,359
Saks	1,314,430 a,b	12,066,467
Wabash National	648,480 a	4,643,117
WABCO Holdings	217,820 a	6,621,728
Wet Seal, Cl. A	465,685 a	1,909,309
		154,141,769
Consumer Staples--1.1%
Nash Finch	174,880	6,314,917
Energy--4.1%
Comstock Resources	182,500 a	5,445,800
Gulfport Energy	240,380 a	3,156,189
Key Energy Services	694,420 a	6,638,655
Matrix Service	281,200 a	2,767,008
PetroHawk Energy	87,780 a	1,688,009
Resolute Energy	413,130 a,b	5,201,307
		24,896,968
Financial--14.8%
BioMed Realty Trust	90,990 c	1,547,740
CB Richard Ellis Group, Cl. A	569,790 a	9,019,776
Chimera Investment	1,224,870	4,825,988
Duff & Phelps, Cl. A	65,370	881,841
FBR Capital Markets	1,294,924 a	5,244,442
First Midwest Bancorp	242,250	3,360,007
Glacier Bancorp	358,250 b	5,681,845
Janus Capital Group	694,990	7,408,593

Jones Lang LaSalle	71,340	5,323,391
PacWest Bancorp	154,980 b	3,229,783
Pinnacle Financial Partners	171,080 a,b	2,338,664
Portfolio Recovery Associates	209,680 a,b	14,354,693
PrivateBancorp	541,940	7,180,705
TradeStation Group	913,590 a	6,495,625
United Community Banks	699,130 a	3,240,468
Waddell & Reed Financial, Cl. A	102,120	2,737,837
Wilmington Trust	434,400 b	6,550,752
		89,422,150
Health Care--8.0%
Abraxis Bioscience	144,750 a,b	6,434,138
Amedisys	218,390 a,b	10,858,351
Emergent Biosolutions	712,786 a	11,226,380
King Pharmaceuticals	708,840 a,b	6,145,643
Omnicell	282,000 a	3,694,200
Pain Therapeutics	1,010,446 a,b	5,901,005
Vanda Pharmaceuticals	540,771 a	3,953,036
		48,212,753
Industrial--20.1%
Actuant, Cl. A	598,820	12,108,140
Altra Holdings	392,910 a	4,903,517
American Woodmark	9,950	244,471
CDI	181,730	2,902,228
Columbus McKinnon	228,460 a	3,742,175
Commercial Vehicle Group	197,830 a	2,354,177
Con-way	377,480	12,841,870
Encore Wire	237,690	4,694,378
FreightCar America	74,200	1,990,044
Granite Construction	141,900 b	4,207,335
Griffon	135,460 a	1,644,484
HNI	105,550	3,236,163
Kaman	244,110	5,978,254
Kelly Services, Cl. A	159,000 a	2,319,810
Lennox International	165,940	7,425,815
Old Dominion Freight Line	218,570 a,b	7,789,835
Quanex Building Products	181,980	3,626,861
Saia	281,620 a	4,215,851
SFN Group	342,320 a	2,622,171
Simpson Manufacturing	370,890	10,837,406
Steelcase, Cl. A	462,930	3,879,353
Sterling Construction	302,190 a	4,968,004
UAL	268,340 a,b	5,369,483
US Airways Group	428,120 a,b	3,780,300
UTi Worldwide	279,910	4,044,700
		121,726,825
Information Technology--15.0%
Brocade Communications Systems	434,250 a	2,366,662
Cadence Design Systems	782,760 a	5,244,492
DealerTrack Holdings	619,170 a	9,925,295
Emulex	212,770 a	2,229,830
Forrester Research	125,910 a	3,949,797

Lawson Software	502,190 a	4,140,557
Micros Systems	304,060 a	10,398,852
Microsemi	371,830 a	5,755,928
Rovi	295,140 a	11,020,528
ScanSource	428,720 a	11,052,402
Take-Two Interactive Software	383,460 a,b	4,436,632
Vishay Intertechnology	1,608,900 a	14,560,545
Websense	255,850 a,b	5,352,382
		90,433,902
Materials--1.5%
Cabot	181,422	5,081,630
Myers Industries	450,050	4,041,449
		9,123,079
Telecommunication Services--2.7%
Cbeyond	417,490 a,b	6,525,369
Leap Wireless International	123,470 a,b	2,016,265
PAETEC Holding	1,770,841 a	7,490,657
		16,032,291
Utilities--4.9%
Great Plains Energy	399,324	7,008,136
PNM Resources	878,593	10,841,838
Portland General Electric	634,150	11,991,776
		29,841,750
Total Common Stocks
(cost $544,429,826)		590,146,404

Other Investment--.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,867,000)	1,867,000 [d]	1,867,000
Investment of Cash Collateral for
Securities Loaned--12.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $73,348,560)	73,348,560 [d]	73,348,560

Total Investments (cost $619,645,386)	110.1%	665,361,964
Liabilities, Less Cash and Receivables	(10.1%)	(60,953,065)
Net Assets	100.0%	604,408,899

a Non-income producing security.
b Security, or portion thereof, on loan. At May 31, 2010, the total market value of the fund's securities on loan is $71,518,598 and the total market value of the collateral held by the fund is $73,348,560.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At May 31, 2010, the aggregate cost of investment securities for income tax purposes was $619,645,386. Net unrealized appreciation on investments was $45,716,578 of which $67,603,105 related to appreciated investment securities and $21,886,527 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investme credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determini
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic +	578,303,345	-	-	578,303,345
Equity Securities - Foreign +	11,843,059	-	-	11,843,059
Mutual Funds	75,215,560	-	-	75,215,560
+ See Statement of Investments for industry classification.

nts, interest rates, prepayment speeds,

ng the fair value of investments).

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the funds may lend securities to qualified institutions. It is the funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit. The funds are entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended May 31, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Value Fund
May 31, 2010 (Unaudited)

Common Stocks--99.0%	Shares	Value ($)
Consumer Discretionary--14.1%
Abercrombie & Fitch, Cl. A	75,620	2,709,465
Carnival	237,770	8,614,407
DIRECTV, Cl. A	94,900 a	3,576,781
Home Depot	470,630	15,935,532
Johnson Controls	424,340	12,106,420
Macy's	165,940	3,685,527
News, Cl. A	1,254,470	16,559,004
NVR	4,870 a,b	3,337,314
Omnicom Group	248,290	9,422,605
Staples	154,220	3,318,814
Time Warner	457,780	14,186,602
Toll Brothers	167,070 a	3,520,165
		96,972,636
Consumer Staples--7.6%
Clorox	81,630	5,127,997
CVS Caremark	486,500	16,847,495
Dr. Pepper Snapple Group	186,910	7,076,413
Energizer Holdings	59,630 a	3,350,610
Kraft Foods, Cl. A	237,080	6,780,488
PepsiCo	214,810	13,509,401
		52,692,404
Energy--14.3%
Anadarko Petroleum	117,920	6,170,754
Cameron International	252,096 a	9,125,875
ConocoPhillips	287,490	14,909,231
EOG Resources	206,820	21,683,009
Occidental Petroleum	413,130	34,087,356
Schlumberger	223,530	12,551,210
		98,527,435
Exchange Traded Funds--.7%
iShares Russell 1000 Value Index
Fund	84,210	4,843,759
Financial--25.1%
American Express	88,500	3,528,495
Ameriprise Financial	163,650	6,511,633
AON	126,200	4,981,114
Bank of America	1,448,330	22,796,714
Capital One Financial	81,360	3,360,168
Citigroup	1,582,320 a	6,265,987
Comerica	177,710	6,770,751
Fidelity National Financial, Cl. A	209,060	3,014,645
Genworth Financial, Cl. A	416,580 a	6,494,482
Goldman Sachs Group	68,710	9,912,105
JPMorgan Chase & Co.	711,738	28,170,590
Marsh & McLennan	145,620	3,175,972
MetLife	279,729	11,326,225
Morgan Stanley	245,780	6,663,096
PNC Financial Services Group	93,320	5,855,830
Prudential Financial	110,180	6,358,488
State Street	120,260	4,590,324
SunTrust Banks	187,360	5,049,352
TD Ameritrade Holding	283,950 a	5,034,434
Travelers	69,790	3,452,511
Wells Fargo & Co.	679,950	19,507,766
		172,820,682
Health Care--10.5%
AmerisourceBergen	283,750	8,875,700
Amgen	161,760 a	8,375,933
Cardinal Health	99,110	3,418,304
CIGNA	119,390	3,995,983
McKesson	55,740	3,901,800
Mednax	60,720 a	3,433,716

Merck & Co.	425,090	14,321,282
Pfizer	1,282,040	19,525,469
Thermo Fisher Scientific	67,250 a	3,501,035
WellPoint	57,890 a	2,969,757
		72,318,979
Industrials--11.6%
Caterpillar	59,420	3,610,359
Cummins	53,610	3,644,408
Dover	146,120	6,559,327
Eaton	46,850	3,277,157
General Electric	1,343,200	21,961,320
Honeywell International	86,470	3,698,322
Navistar International	78,240 a	4,239,043
Norfolk Southern	113,620	6,414,985
Paccar	82,470	3,381,270
Pitney Bowes	306,090	6,929,878
Raytheon	63,960	3,352,144
Rockwell Collins	58,080	3,388,387
Union Pacific	89,520	6,394,414
United Technologies	51,510	3,470,744
		80,321,758
Information Technology--6.7%
AOL	269,376 a	5,557,227
BMC Software	135,730 a	5,023,367
Cisco Systems	278,060 a	6,439,870
EMC	192,130 a	3,577,461
Hewlett-Packard	135,920	6,253,679
Microsoft	553,070	14,269,206
QUALCOMM	142,650	5,072,634
		46,193,444
Materials--2.4%
Air Products & Chemicals	48,330	3,337,670
CF Industries Holdings	50,060	3,433,615
Dow Chemical	130,830	3,520,635
Freeport-McMoRan Copper & Gold	48,200	3,376,410
International Paper	130,410	3,029,424
		16,697,754
Telecommunication Services--2.8%
AT & T	792,150	19,249,245
Utilities--3.2%
Entergy	92,170	6,919,202
FPL Group	135,930	6,786,985
Questar	188,690	8,464,633
		22,170,820
Total Common Stocks
(cost $628,698,801)		682,808,916

Other Investment--.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,082,000)	4,082,000 [c]	4,082,000
Investment of Cash Collateral for
Securities Loaned--.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $190,148)	190,148 [c]	190,148
Total Investments (cost $632,970,949)	99.6%	687,081,064
Cash and Receivables (Net)	.4%	2,438,821
Net Assets	100.0%	689,519,885

a Non-income producing security.
b Security, or portion thereof, on loan. At May 31, 2010, the total market value of the fund's securities on loan is $185,026 and the total market value of the collateral held by the fund is $190,148.
c Investment in affiliated money market mutual fund.

At May 31, 2010, the aggregate cost of investment securities for income tax purposes was $632,970,949. Net unrealized appreciation on investments was $54,110,115 of which $73,868,013 related to appreciated investment securities and

$19,757,898 related to depreciated investment securities.

100-770-70

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2010 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	677,965,157	-	-	677,965,157
Mutual Funds/Exchange Traded Funds	9,115,907	-	-	9,115,907
+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended May 31, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Structured Midcap Fund
May 31, 2010 (Unaudited)

Common Stocks--99.1%	Shares	Value ($)
Consumer Discretionary--14.0%
Aaron's	24,750 a	494,505
Advance Auto Parts	23,100	1,195,656
Aeropostale	35,375 b	980,241
American Greetings, Cl. A	22,000	518,760
Blyth	2,800	138,992
Brinker International	42,800	760,984
Cheesecake Factory	54,600 a,b	1,392,300
Collective Brands	30,400 b	680,352
Dollar Tree	10,700 b	669,713
Expedia	14,400	310,464
Fossil	26,100 b	978,750
ITT Educational Services	3,300 a,b	333,102
J Crew Group	7,700 b	351,428
PetSmart	27,600	876,576
Ross Stores	14,500	759,800
Ryland Group	12,000	223,200
Scholastic	26,000 a	679,900
Signet Jewelers	20,300 b	630,315
Timberland, Cl. A	18,800 b	361,148
TRW Automotive Holdings	8,100 b	243,648
Warnaco Group	18,700 b	796,433
Wyndham Worldwide	29,200	689,120
		14,065,387
Consumer Staples--3.4%
Corn Products International	6,700	223,445
Energizer Holdings	11,000 b	618,090
Hormel Foods	18,100	720,380
Lancaster Colony	23,900	1,306,374
Tyson Foods, Cl. A	17,900	314,682
Universal	6,300 a	257,481
		3,440,452
Energy--5.7%
Atwood Oceanics	8,500 b	230,775
Cimarex Energy	9,400	690,712
EXCO Resources	48,400	834,900
Helix Energy Solutions Group	28,600 b	311,454
Oceaneering International	11,900 b	550,613
Oil States International	12,400 b	484,096
Pioneer Natural Resources	11,100 a	707,070
Southern Union	39,900	868,623
Unit	27,100 b	1,108,119
		5,786,362
Financial--20.1%
Alexandria Real Estate Equities	11,200 a,c	734,496

American Financial Group	44,650	1,245,735
AmeriCredit	62,600 a,b	1,353,412
Annaly Capital Management	30,500 c	517,280
Corporate Office Properties Trust	12,800 c	485,248
Digital Realty Trust	9,700 a,c	552,027
Eaton Vance	15,900	475,251
Equity One	21,100 a,c	362,287
Federated Investors, Cl. B	14,600 a	324,266
Fifth Third Bancorp	50,000	649,500
First Horizon National	34,031 b	423,686
FirstMerit	43,300	807,112
HCC Insurance Holdings	34,900	874,943
Highwoods Properties	10,900 c	321,114
Hospitality Properties Trust	48,400 c	1,089,000
Hudson City Bancorp	61,700	778,037
International Bancshares	34,900	689,275
Liberty Property Trust	12,100 c	372,801
Macerich	23,198 c	959,469
Mercury General	3,000	129,630
New York Community Bancorp	18,700	300,135
NewAlliance Bancshares	97,500	1,147,575
Old Republic International	29,800	413,028
Potlatch	25,600 a,c	891,904
Prosperity Bancshares	7,900	284,716
Reinsurance Group of America	11,700	549,549
StanCorp Financial Group	27,700	1,185,283
SVB Financial Group	13,800 a,b	619,068
Weingarten Realty Investors	37,000 a,c	771,820
Westamerica Bancorporation	16,400 a	912,988
		20,220,635
Health Care--11.9%
Cephalon	8,800 a,b	517,968
Charles River Laboratories
International	16,700 b	560,118
Cooper	14,100	519,726
Covance	2,700 b	142,452
Endo Pharmaceuticals Holdings	52,800 b	1,105,632
Health Net	26,300 b	648,295
Henry Schein	21,500 a,b	1,212,815
Hologic	59,700 b	889,530
Humana	19,300 b	888,765
Kinetic Concepts	21,900 a,b	906,660
LifePoint Hospitals	19,900 a,b	706,251
Medicis Pharmaceutical, Cl. A	50,600 a	1,173,414
OSI Pharmaceuticals	3,900 b	223,782
STERIS	28,900	919,887
Techne	22,700	1,374,485
Vertex Pharmaceuticals	5,300 b	183,327
		11,973,107
Industrial--14.2%
Bucyrus International	13,000	696,280
Carlisle Cos.	35,600	1,384,484

Cintas	8,800	228,800
Con-way	19,700 a	670,194
Copart	23,200 b	832,880
Corrections Corp. of America	45,400 a,b	903,460
Donaldson	17,000	733,550
FTI Consulting	4,400 b	188,144
General Cable	11,600 a,b	361,456
Hewitt Associates, Cl. A	9,200 b	342,700
Hubbell, Cl. B	24,900	1,061,985
Joy Global	14,600	744,600
Oshkosh	51,500 b	1,829,795
Owens Corning	10,000 b	333,300
Ryder System	10,100	453,894
Timken	55,000	1,583,450
Trinity Industries	21,600 a	471,960
URS	21,100 b	940,638
Valmont Industries	7,100 a	562,462
		14,324,032
Information Technology--15.6%
Advent Software	22,700 a,b	981,548
Broadridge Financial Solutions	29,400	562,128
CA	24,100	488,025
CommScope	31,200 b	879,840
Computer Sciences	18,200	909,818
Cypress Semiconductor	91,200 b	1,038,768
DST Systems	9,200	352,544
F5 Networks	15,700 b	1,104,181
FactSet Research Systems	10,600	721,330
Fairchild Semiconductor
International	107,800 b	1,078,000
Gartner	26,200 a,b	648,450
Harris	5,200	243,932
Ingram Micro, Cl. A	24,400 b	413,824
Intersil, Cl. A	35,700	475,167
Micron Technology	48,500 b	440,865
Plantronics	34,100	1,020,954
Seagate Technology	23,500 b	360,960
Sybase	9,200 b	591,836
Synopsys	51,100 b	1,094,562
Tech Data	40,900 b	1,662,585
Teradata	9,100 b	290,654
Vishay Intertechnology	43,600 b	394,580
		15,754,551
Materials--6.7%
Cabot	17,200	481,772
Crown Holdings	19,300 b	453,743
Huntsman	103,800	1,035,924
International Paper	16,900	392,587
Lubrizol	9,600	850,272
Minerals Technologies	21,200	1,133,140
Reliance Steel & Aluminum	21,600	991,656
Temple-Inland	25,600	540,928

Worthington Industries	61,300	902,336
		6,782,358
Telecommunication Services--.6%
Telephone & Data Systems	18,700	614,856

Utilities--6.9%
Atmos Energy	14,300	387,816
CMS Energy	17,100 a	251,028
Constellation Energy Group	22,700	803,126
DPL	66,200	1,657,648
Energen	16,900	748,163
IDACORP	13,200	436,260
MDU Resources Group	50,800	949,960
NSTAR	6,000	210,660
NV Energy	86,200	1,016,298
ONEOK	5,000	222,350
WGL Holdings	7,400	250,490
		6,933,799
Total Common Stocks
(cost $98,265,680)		99,895,539

Other Investment--.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $81,000)	81,000 [d]	81,000

Investment of Cash Collateral for
Securities Loaned--13.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $13,806,633)	13,806,633 [d]	13,806,633

Total Investments (cost $112,153,313)	112.9%	113,783,172
Liabilities, Less Cash and Receivables	(12.9%)	(12,991,033)
Net Assets	100.0%	100,792,139

a Security, or portion thereof, on loan. At May 31, 2010, the total market value of the fund's securities on loan is $13,257,935 and the total market value of the collateral held by the fund is $13,806,633.
b Non-income producing security.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At May 31, 2010, the aggregate cost of investment securities for income tax purposes was $112,153,313.
Net unrealized appreciation on investments was $1,629,859 of which $10,002,471 related to appreciated investment securities and $8,372,612 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	99,265,224	-	-	99,265,224
Equity Securities - Foreign+	630,315	-	-	630,315
Mutual Funds	13,887,633	-	-	13,887,633
+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended May 31, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Technology Growth Fund
May 31, 2010 (Unaudited)

Common Stocks--97.2%	Shares	Value ($)
Consumer Discretionary--6.5%
Amazon.com	83,150 a	10,431,999
NetFlix	50,500 a,b	5,613,075
		16,045,074
Information Technology--87.8%
Akamai Technologies	217,970 a,b	8,657,768
Amphenol, Cl. A	122,222	5,182,213
Apple	54,718 a	14,071,281
BMC Software	173,131 a	6,407,578
Cavium Networks	98,155 a	2,608,960
Cisco Systems	378,210 a	8,759,344
Cognizant Technology Solutions,
Cl. A	100,797 a	5,043,882
Dolby Laboratories, Cl. A	122,990 a	8,118,570
Electronic Arts	276,748 a	4,569,109
EMC	285,100 a	5,308,562
Equinix	57,050 a	5,249,171
Google, Cl. A	21,858 a	10,605,064
Hewlett-Packard	200,100	9,206,601
Informatica	272,630 a	7,033,854
Lam Research	213,190 a	8,071,373
Lexmark International, Cl. A	134,230 a	5,040,337
McAfee	150,490 a	4,785,582
Microsoft	421,706	10,880,015
NetApp	297,700 a	11,217,336
Oracle	399,916	9,026,104
Paychex	177,890 b	5,076,981
QUALCOMM	223,700	7,954,772
Quest Software	294,700 a	5,703,919
Research In Motion	173,830 a	10,551,481
Riverbed Technology	175,410 a	4,688,709
Salesforce.com	108,000 a	9,345,240
SuccessFactors	120,970 a	2,692,792
Taleo, Cl. A	146,980 a	3,681,849
Teradata	190,510 a	6,084,889
Trimble Navigation	188,820 a	5,424,799
VMware, Cl. A	100,540 a	6,656,753
		217,704,888
Telecommunication Services--2.9%
AT & T	301,720	7,331,796
Total Common Stocks
(cost $213,868,706)		241,081,758

Limited Partnership Interests--.8%
Information Technology
Bluestream Ventures, LP a,d		2,063,136
Ingenex, LP a,d		0

Total Limited Partnership Interests
(cost $3,181,315)		2,063,136

Other Investment--6.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $16,384,000)	16,384,000 [d]	16,384,000
Investment of Cash Collateral for
Securities Loaned--3.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $9,604,602)	9,604,602 [d]	9,604,602

Total Investments (cost $243,038,623)	108.5%	269,133,496
Liabilities, Less Cash and Receivables	(8.5%)	(21,150,119)
Net Assets	100.0%	247,983,377

a Non-income producing security.
b Security, or portion thereof, on loan. At May 31, 2010, the total market value of the fund's securities on loan is $9,469,340 and the total market value of the collateral held by the fund is $9,604,602.
c Investment in affiliated money market mutual fund.
d Securities restricted as to public resale. Investment in restricted securities with aggregated market value assets of
$2,063,136 representing .8% of net assets (see below).

Issuer	Acquisition Date	Cost($)	Net Assets (%)	Valuation ($)
Bluestream Ventures, LP	4/30/2004-6/11/2008	3,181,315	0.8	2,063,136
Ingenex, LP	4/30/2004	0	0.0	0

At May 31, 2010, the aggregate cost of investment securities for income tax purposes was $243,038,623. Net unrealized appreciation on investments was $26,094,873 of which $34,860,241 related to appreciated investment securities and $8,765,368 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing the fund's investments:

			Level 3 -
			Significant
	Level 1 -Unadjusted Level 2 - Other Significant		Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic +	230,530,277	-	-	230,530,277
Equity Securities - Foreign +	10,551,481	-	-	10,551,481
Limited Partnership Interests +	-	-	2,063,136	2,063,136
Mutual Funds	25,988,602	-	-	25,988,602

+ See Statement of Investments for industry classification.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Limited
Partnership
Interests ($)
Balance as of 8/31/2009	1,825,686
Realized gain (loss)	0
Change in unrealized appreciation	237,450
(depreciation)
Net purchases (sales)	0
Transfers in and/or out of Level 3	0
Balance as of 5/31/2010	2,063,136

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the funds may lend securities to qualified institutions. It is the funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit. The funds are entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended May 31, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	July 23, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	July 23, 2010

EXHIBIT INDEX

                        (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)